Great Pacific Shares [Member] Investment Strategy - Great Pacific - TEMPCASH	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.

Strategy Portfolio Concentration [Text]	Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.